Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2020 Fund	Sep. 28, 2024
Fidelity Simplicity RMD 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.15%
Past 5 years	6.13%
Past 10 years	5.18%
Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.23%
Past 5 years	4.78%
Past 10 years	3.77%
Fidelity Simplicity RMD 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.93%
Past 5 years	4.44%
Past 10 years	3.72%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNM
Average Annual Return:
Past 1 year	13.07%
Past 5 years	6.08%
Past 10 years	5.46%